Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets;
Cash and cash equivalents	$ 7,778,541	$ 6,340,461
Accounts receivable, net	5,408,281	7,059,635
Inventory, net	3,346,177	3,336,916
Prepaid expenses	708,974	667,773
Other current assets	70,208	35,629
Total current assets	17,312,181	17,440,414
Property and equipment, net	2,060,709	2,426,638
Intangible assets, net	288,475	437,839
Other assets	42,710	152,877
Total assets	19,704,075	20,457,768
Current Liabilities;
Current portion of long term debt obligation	1,500,000	1,500,000
Current portion of capital lease obligation	66,617	54,091
Accounts payable	1,401,764	1,797,571
Accrued compensation	2,205,612	1,648,064
Accrued liabilities	1,219,650	863,214
Accrued liabilities - other	121,323	235,897
Deferred credits	691,424	832,822
Total current liabilities	7,206,390	6,931,659
Long-term debt obligation	625,000	2,125,000
Long-term capital lease obligation	110,307	128,917
Total liabilities	7,941,697	9,185,576
Commitments and contingencies
Stockholders' equity;
Preferred stock, value	1,322	1,322
Common stock, value	14,842	14,245
Additional paid-in capital	62,756,571	61,361,505
Accumulated deficit	(51,010,357)	(50,104,880)
Total stockholders' equity	11,762,378	11,272,192
Total liabilities and stockholders' equity	$ 19,704,075	$ 20,457,768